Employee Benefit Plans (Net Periodic Benefit (Credit) Cost and Amounts Recognized in Other Comprehensive Income and Regulatory Assets and Liabilities) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 142	$ 170	$ 173
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost		$ 333	$ 317	$ 351
Expected return on plan assets		(886)	(834)	(777)
Amortization of prior service (credit) cost				1
Amortization of net actuarial loss		159	193	206
Settlements, curtailments and special termination benefits	[1]		10	14
Net periodic benefit (credit) cost		(252)	(144)	(32)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss		726	(782)	166
Settlements and curtailments	[1]	(3)	(36)	(81)
Amortization of net actuarial gain (loss)		(159)	(193)	(206)
Amortization of prior service credit (cost)				(1)
Sale of hope		(47)
Total recognized in other comprehensive income and regulatory assets and liabilities		$ 517	$ (1,011)	$ (122)
Significant assumptions used to determine periodic cost:
Weighted average rate of increase for compensation		4.51%	4.53%	4.23%
Pension Benefits | Minimum
Significant assumptions used to determine periodic cost:
Discount rate		3.06%	2.73%	2.77%
Expected long-term rate of return on plan assets		7.00%	7.00%	7.00%
Crediting interest rate for cash balance and similar plans		1.81%	1.93%	2.31%
Pension Benefits | Maximum
Significant assumptions used to determine periodic cost:
Discount rate		3.19%	3.29%	3.63%
Expected long-term rate of return on plan assets		8.35%	8.45%	8.60%
Crediting interest rate for cash balance and similar plans		1.94%	2.15%	2.83%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 22	$ 25	$ 28
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost		$ 45	$ 46	$ 58
Expected return on plan assets		(191)	(173)	(156)
Amortization of prior service (credit) cost		(38)	(42)	(49)
Amortization of net actuarial loss		(2)	4	6
Settlements, curtailments and special termination benefits	[1]	(8)		(59)
Net periodic benefit (credit) cost		(172)	(140)	(172)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss		246	(282)	(110)
Prior service (credit) cost			(13)	(6)
Settlements and curtailments	[1]	10		59
Amortization of net actuarial gain (loss)		2	(4)	(6)
Amortization of prior service credit (cost)		38	42	49
Total recognized in other comprehensive income and regulatory assets and liabilities		$ 296	$ (257)	$ (14)
Significant assumptions used to determine periodic cost:
Expected long-term rate of return on plan assets		8.35%	8.45%	8.50%
Health care cost trend rate	[2]	6.25%	6.25%	6.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	[2]	5.00%	5.00%	5.00%
Other Postretirement Benefits | Minimum
Significant assumptions used to determine periodic cost:
Discount rate		3.04%	2.69%	3.07%
Year that the rate reaches the ultimate trend rate	[2]	2026	2026	2025
Other Postretirement Benefits | Maximum
Significant assumptions used to determine periodic cost:
Discount rate		5.03%	2.80%	3.52%
Year that the rate reaches the ultimate trend rate	[2]	2027	2027	2026

[1]	2022 amounts relate primarily to Dominion Energy’s sale of Hope. 2021 amounts relate primarily to the Dominion Energy executive nonqualified pension plan. 2020 amounts primarily relate to the GT&S Transaction.
[2]	Assumptions used to determine net periodic cost for the following year.